Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment
Net balance	R$ 15,732	R$ 12,495	R$ 17,496
Cost
Property, plant and equipment
Net balance	30,120	23,116	28,526
Accumulated depreciation
Property, plant and equipment
Net balance	R$ (14,388)	R$ (10,621)	(11,030)
Furniture and fixtures
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 572	R$ 770
Furniture and fixtures | Cost
Property, plant and equipment
Net balance	1,169	1,374	1,351
Furniture and fixtures | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (597)	R$ (604)	(470)
Leasehold improvements
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 1,091	R$ 829
Leasehold improvements | Cost
Property, plant and equipment
Net balance	2,177	1,674	4,171
Leasehold improvements | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (1,086)	R$ (847)	(1,220)
Data processing equipment
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Net balance	R$ 10,030	R$ 8,047
Data processing equipment | Cost
Property, plant and equipment
Net balance	19,091	14,277	12,779
Data processing equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(9,061)	(6,229)	(6,395)
Right of use – leases
Property, plant and equipment
Net balance	3,846	2,620
Right of use – leases | Cost
Property, plant and equipment
Net balance	6,943	4,967	9,410
Right of use – leases | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (3,097)	R$ (2,347)	(2,449)
Right of use – leases | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%
Right of use – leases | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	30.00%	30.00%
Machinery and equipment
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Net balance	R$ 78	R$ 104
Machinery and equipment | Cost
Property, plant and equipment
Net balance	408	515	517
Machinery and equipment | Accumulated depreciation
Property, plant and equipment
Net balance	(330)	(411)	(335)
Other fixed assets
Property, plant and equipment
Net balance	115	125
Other fixed assets | Cost
Property, plant and equipment
Net balance	332	309	298
Other fixed assets | Accumulated depreciation
Property, plant and equipment
Net balance	R$ (217)	R$ (183)	R$ (161)
Other fixed assets | Minimum
Property, plant and equipment
Average annual depreciation rates (%)	10.00%	10.00%
Other fixed assets | Maximum
Property, plant and equipment
Average annual depreciation rates (%)	20.00%	20.00%